ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199

July 17, 2020	Adam M. Schlichtmann 617-951-7114 617-235-7346 fax adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Legg Mason Partners Income Trust (Registration Nos. 2-96408 and 811-04254) (the “Trust”)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 372 to the Trust’s Registration Statement under the Securities Act and Amendment No. 373 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 372/373”), including (i) the Prospectus and Statement of Additional Information of Western Asset Ultra-Short Income Fund (the “Fund”) and (ii) other information and the signature page.

Amendment No. 372/373 relates solely to the Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust. This Amendment No. 372/373 is being filed pursuant to Rule 485(a)(1) to reflect the Fund’s new name, investment objective and principal investment strategies. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act it is intended that this Amendment No. 372/373 become effective on September 30, 2020.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Regards,

/s/ Adam Schlichtmann

Adam M. Schlichtmann